Schedule of restricted stock units (Details) - Restricted Stock Units (RSUs) [Member] - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs Outstanding, beginning balance		1,594,632	1,530,024
RSUs issued	2,723,691	4,044,347	1,291,530
RSUs vested	(2,723,691)	(5,637,155)	(1,066,147)
RSUs forfeited and cancelled		(1,824)	(160,775)
RSUs Outstanding, ending balance			1,594,632